Credit Risk - Summary of Exposures to Credit Risk in Business Segments (Detail) - Credit risk	12 Months Ended
Dec. 31, 2020
Retail banking
Disclosure of credit risk exposure [line items]
Description of exposure to risk in business segments	–Residential mortgages, business banking, consumer (auto) finance and other unsecured lending (credit cards, personal loans and overdrafts).–We provide these to individuals and small businesses.
Corporate and commercial banking
Disclosure of credit risk exposure [line items]
Description of exposure to risk in business segments	–Loans, bank accounts, treasury services, invoice discounting, cash transmission, trade finance and asset finance.–We provide these to SMEs and mid corporates, Commercial Real Estate and Social Housing associations.
Corporate and investment banking
Disclosure of credit risk exposure [line items]
Description of exposure to risk in business segments	–Loans, bank accounts, treasury services, treasury markets activities, trade finance, receivables discounting and cash transmission.–We provide these to large corporates and financial institutions.
Corporate centre
Disclosure of credit risk exposure [line items]
Description of exposure to risk in business segments	–Asset and liability management of our balance sheet, as well as our non-core and Legacy Portfolios being run down.–Exposures include sovereign and other international organisation assets that we hold for liquidity.